Litigation Settlements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Litigation Settlements Details [Abstract]
Antitrust Settlements Gain	$ 14.80	$ 0.90	$ 1.20	$ 14.80	$ 2.10	$ 20.70